Summary of significant accounting policies - Narrative (Details)		1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 24, 2021	Feb. 29, 2020 USD ($)	Feb. 23, 2021	Dec. 31, 2021 USD ($) treaty $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Restricted Cash and Cash Equivalents				$ 4,126,000	$ 129,000
Allowance for doubtful accounts				1,100,000	500,000
Proceeds from sale of title plant				$ 666,000	1,585,000	$ 0
Number of reinsurance treaties | treaty				2
Accrued payments for interest and penalties				$ 0	0
Common stock, par value (in usd per share) | $ / shares				$ 0.0001
Advertising expenses				$ 6,200,000	$ 3,100,000	$ 2,700,000
Accounting Standards Update [Extensible Enumeration]				Accounting Standards Update 2016-02 [Member]
Cumulative Effect, Period of Adoption, Adjustment | Pro Forma
Property, Plant and Equipment [Line Items]
Operating lease liability				$ 24,400,000
Operating lease right of use asset				$ 23,800,000
Minimum | Software and Software Development
Property, Plant and Equipment [Line Items]
Useful lives				3 years
Maximum | Software and Software Development
Property, Plant and Equipment [Line Items]
Useful lives				8 years
Excess Of Loss Treaty
Property, Plant and Equipment [Line Items]
Retention limit				$ 15,000,000
Maximum amount reinsured				500,000,000
Quota Share Treaty
Property, Plant and Equipment [Line Items]
Reinsured percentage	25.00%		100.00%		100.00%	100.00%
Title Plant
Property, Plant and Equipment [Line Items]
Impairment of title plants				$ 0	$ 0	$ 0
Proceeds from sale of title plant		$ 3,200,000
Gain on sale of title plant		$ 200,000
Trade Names
Property, Plant and Equipment [Line Items]
Useful life of intangible assets				7 years
Amortization expense				$ 2,700,000	$ 2,300,000	$ 800,000
Trade Names | Intangible Assets, Amortization Period
Property, Plant and Equipment [Line Items]
Amortization expense				$ 1,500,000